Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of option activity during the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB

Outstanding, as of January 1, 2016	16,574,854	3.5	8.0	-

Granted	-
Forfeited	(1,118,589)
Expired	(59,813)
Exercised	(2,544,255)			50,199

Outstanding, as of December 31, 2016	12,852,197	2.2	7.2	-

Granted	-
Forfeited	(148,965)
Expired	-
Exercised	(5,126,034)			269,696

Outstanding, as of December 31, 2017	7,577,198	1.1	6.3	-

Granted	-
Forfeited	(278,165)
Expired	-
Exercised	(4,278,483)			476,741

Outstanding, as of December 31, 2018	3,020,550	1.0	5.6

Vested and expected to vest as of December 31, 2018	2,978,154	0.9	5.6	196,655
Exercisable as of December 31, 2018	2,553,542	0.6	5.5	169,475

Schedule of restricted share units activities
A summary of the restricted share units activities under the
2015
Plan during the years ended December
31
,
2018
is presented below:

	Number of restricted share units	Weighted-Average Grant-Date Fair Value
		RMB
Outstanding, as of December 31, 2017	6,154,619	24.91

Granted	1,186,014	82.15
Vested	(2,144,731)	18.65
Forfeited	(724,086)

Outstanding, as of December 31, 2018	4,471,816	40.09

Schedule of Allocated Share-Based Compensation Expense
	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Fulfillment	1,755	2,904	5,831
Sales and marketing	13,370	20,363	28,346
Technology and content	7,875	13,822	13,445
General and administrative	11,185	21,142	28,240

	34,185	58,231	75,862